STOCKHOLDERS’ EQUITY (DEFICIT) (Details Textual 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, Issued for Services			3,000,000
Stock Issued During Period, Value, Issued for Services			$ 352,000		$ 210,529	$ 749,063
Share-based Compensation Expense					$ 1,298,240,000	$ 1,509,005,000
Compensation expense related to unvested shares not yet recognized	$ 1,200,000		$ 1,200,000
Vested Warrants	5,967,054		5,967,054		6,372,831
Total weighted average shares outstanding used in the basic and diluted net loss per share calculation	104,972,645	55,076,819	86,498,234	50,486,501
Warrants outstanding	5,967,054		5,967,054		6,372,831
2016 Equity Plan [Member]
Available for future grant	16,250,000		16,250,000
2013 Equity Plan [Member]
Available for future grant	119,516		119,516		995,264
2014 Equity Plan [Member]
Available for future grant	950,001		950,001
Restricted Stock Units [Member]
Options exercised			19,228,494
Compensation expense related to unvested shares not yet recognized, period			2 years 7 months 6 days
Restricted Stock Units [Member]
Share-based Compensation Expense	$ 121,555	$ 748,573	$ 76,097	$ 825,096
Grant date fair value of restricted stock units issued			$ 1,487,268
Weighted average restricted stock units vested but deferred until the employee or director resigns outstanding used in the basic and diluted net loss per share	7,750,251	12,623,768	8,853,215	11,045,746
Restricted stock granted to employees and board members			$ 14,593,247
Stock Options [Member]
Share-based Compensation Expense	$ 8,638	$ 4,000	$ 18,138	$ 6,711
Weighted average shares of common stock outstanding used in the basic and diluted net loss per share calculation	97,222,394	77,645,019	42,453,051	39,440,755